SCHEDULE OF ROLL FORWARD OF VALUATION ALLOWANCE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance	$ 362	$ 2,041
Sale of subsidiary		(1,893)
Income tax expense	610	214
Balance	$ 972	$ 362